Operating expenses	12 Months Ended
Dec. 31, 2021
Operating expenses

20.	Operating expenses

The nature of the Company’s operating expenses includes the following:

	Years ended December 31,
	2021	2020	2019
	$	$	$
Key management personnel compensation(1)
Salaries and short-term employee benefits	1,646	1,540	1,705
Consultant’s fees	163	167	194
Termination benefits	—	—	503
Post-employment benefits, including defined contribution plan benefits of $33 in 2021, $33 in 2020 and $195 in 2019	70	86	257
Share-based compensation costs	295	160	784
	2,174	1,953	3,443
Other employees compensation:
Salaries and short-term employee benefits	1,160	1,004	1,257
Post-employment benefits, including defined contribution plan benefits of $15 in 2021, $9 in 2020 and $25 in 2019	139	159	78
Share-based compensation costs	16	(99)	9
	1,315	1,064	1,344
Cost of inventory used and services provided	90	2,186	309
Professional fees	2,749	1,969	2,599
Insurance	1,077	861	890
Third-party research and development	5,047	414	322
Consulting fees	553	587	144
Restructuring costs	—	—	507
Travel	130	66	154
Marketing services	222	39	18
Laboratory supplies	114	36	23
Other goods and services	162	72	137
Leasing costs, net of sublease receipts of $nil in 2021, $nil in 2020 and $214 in 2019	112	218	247
Modification of building lease	—	(219)	—
(Reversal) impairment of other asset and inventory	—	(8)	270
Depreciation and amortization of property, equipment and intangibles	25	29	37
Depreciation - right to use assets	120	203	278
Impairment of right of use asset	—	—	22
Operating foreign exchange losses (gains)	41	(112)	30
	10,442	6,341	5,987
	13,931	9,358	10,774

______________________

(1)	Key management includes the Company’s executive management team and directors.

Most of the employment agreements entered into between the Company and its executive officers include termination provisions, whereby the executive officers would be entitled to receive benefits that would be payable if the Company were to terminate the executive officers’ employment without cause or if their employment is terminated following a change of control. Separation benefits generally are calculated based on an agreed-upon multiple of applicable base salary and incentive compensation and, in certain cases, other benefit amounts.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2021 and December 31, 2020 and for the years ended

December 31, 2021, 2020 and 2019

(in thousands of US dollars, except share and per share data and where otherwise noted)